Cryptocurrencies (Tables)	12 Months Ended
Jun. 30, 2024
Cryptocurrencies.
Summary of cryptocurrency mining activities

	Quantities (in coins)		Cryptocurrencies
	BTC		Amounts
Balance on July 1, 2021	—		$—
Revenue recognized from cryptocurrencies mined	7.17		192,351
Hosting fees settled in cryptocurrencies	—		—
Proceeds from sale of cryptocurrencies	—		—
Realized gain on sale/exchange of cryptocurrencies	—		—
Impairment loss of cryptocurrencies	—		(50,463)
Balance on June 30, 2022	7.17		$141,888
Revenue recognized from cryptocurrencies mined	272.38		6,261,091
Hosting fees settled in cryptocurrencies	(22.14)		(428,839)
Proceeds from sale of cryptocurrencies	(175.09)		(4,384,562)
Realized gain on sale/exchange of cryptocurrencies	—		676,015
Impairment loss of cryptocurrencies	—		(181,263)
Balance on June 30, 2023	82.32	*	$2,084,330
Revenue recognized from cryptocurrencies mined	95.62		2,888,482
Hosting fees settled in cryptocurrencies	(7.60)		(212,344)
Proceeds from sale of cryptocurrencies	(165.87)		(4,668,828)
Realized gain on sale/exchange of cryptocurrencies	—		94,149
Impairment loss of cryptocurrencies	—		(7,102)
Balance on June 30, 2024	4.47		$178,687

* A total of 55 BTCs out of the 82.32 BTCs on June 30, 2023 was pledged in and held by a third party’s wallet for the Company’s third-party loans (see Note 10).